Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO 11 ($)	Summary Compensation Table Total for PEO 21 ($)	Compensation Actually Paid to PEO 11,2,3 ($)	Compensation Actually Paid to PEO 21,2,3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs1 ($)	Average Compensation Actually Paid to Non-PEO NEOs1,2,3 ($)	Value of Initial Fixed $100 Investment based on:4		Net Income ($ Millions)	Adjusted EBITDA5 ($ Millions)
							TSR ($)	Peer Group TSR ($)
2025	—	3,722,935	—	34,479,371	12,058,072	10,843,278	188.92	162.71	30	1318.6
2024	28,811,152	101,497,009	45,071,892	108,396,274	2,455,433	5,025,954	153.45	143.21	(159)	1,001.2
2023	15,435,656	—	12,935,741	—	5,304,906	6,787,965	107.96	138.81	(259)	1,238.7
2022	10,727,919	—	(616,749)	—	2,670,549	(77,480)	107.90	118.03	235	864.8
2021	10,459,536	—	24,530,582	—	2,820,131	6,185,153	153.73	152.64	298	800.7

1.
Vincent D. Mattera, Jr. was our PEO for the years shown through June 3, 2024 (PEO 1). James R. Anderson was our PEO from June 3, 2024 through June 30, 2024 and to the present date (PEO 2). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Mary Jane Raymond	Mary Jane Raymond	Mary Jane Raymond	Richard Martucci	Sherri Luther
Walter R. Bashaw II	Walter R. Bashaw II	Walter R. Bashaw II	Mary Jane Raymond	Rob Beard
Giovanni Barbarossa	Giovanni Barbarossa	Giovanni Barbarossa	Walter R. Bashaw II	Julie Eng
Jo Anne Schwendinger	Jo Anne Schwendinger	Mark Sobey	Giovanni Barbarossa	Giovanni Barbarossa
	Christopher Koeppen		Ronald Basso	Richard Martucci

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 1 ($)	Exclusion of Stock Awards for PEO 1 ($)	Inclusion of Equity Values for PEO 1 ($)	Compensation Actually Paid to PEO 1 ($)
2025	—	—	—	—
Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Stock Awards for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)
2025	3,722,935	—	30,756,436	34,479,371
2025	12,058,072	(10,682,231)	9,467,437	10,843,278
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 1 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 1 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 1 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 1 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 1 ($)	Total – Inclusion of Equity Values for PEO 1 ($)
2025	—	—	—	—	—	—
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Total – Inclusion of Equity Values for PEO 2 ($)
2025	0	30,361,905	0	394,531	0	30,756,436
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	8,961,326	295,257	130,610	92,701	(12,458)	9,467,437

4.
The Peer Group TSR set forth in this table utilizes a custom group of peer companies, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The comparison assumes $100 was invested for the period starting June 30, 2020, through the end of the listed year in the Company and in the custom group of peer companies used in our performance graph, respectively. The Company’s fiscal year peer group consists of IPG Photonics Corp., Wolfspeed Inc., Lumentum Holdings, Inc., Corning, Inc., MKS Instruments, Inc., and Honeywell International, Inc. Historical stock performance is not necessarily indicative of future stock performance.

5.
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2025. See discussion under “Annual Cash Incentive Programs” and “Primary Bonus Program (GRIP)” in our CD&A for an explanation of Adjusted EBITDA, and the Appendix for a reconciliation of this non-GAAP measure to its most directly comparable financial measure calculated and presented in accordance with GAAP. Adjusted EBITDA may not have been the most important financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote
1.
Vincent D. Mattera, Jr. was our PEO for the years shown through June 3, 2024 (PEO 1). James R. Anderson was our PEO from June 3, 2024 through June 30, 2024 and to the present date (PEO 2). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Mary Jane Raymond	Mary Jane Raymond	Mary Jane Raymond	Richard Martucci	Sherri Luther
Walter R. Bashaw II	Walter R. Bashaw II	Walter R. Bashaw II	Mary Jane Raymond	Rob Beard
Giovanni Barbarossa	Giovanni Barbarossa	Giovanni Barbarossa	Walter R. Bashaw II	Julie Eng
Jo Anne Schwendinger	Jo Anne Schwendinger	Mark Sobey	Giovanni Barbarossa	Giovanni Barbarossa
	Christopher Koeppen		Ronald Basso	Richard Martucci

Peer Group Issuers, Footnote
4.
The Peer Group TSR set forth in this table utilizes a custom group of peer companies, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The comparison assumes $100 was invested for the period starting June 30, 2020, through the end of the listed year in the Company and in the custom group of peer companies used in our performance graph, respectively. The Company’s fiscal year peer group consists of IPG Photonics Corp., Wolfspeed Inc., Lumentum Holdings, Inc., Corning, Inc., MKS Instruments, Inc., and Honeywell International, Inc. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 1 ($)	Exclusion of Stock Awards for PEO 1 ($)	Inclusion of Equity Values for PEO 1 ($)	Compensation Actually Paid to PEO 1 ($)
2025	—	—	—	—
Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Stock Awards for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)
2025	3,722,935	—	30,756,436	34,479,371
2025	12,058,072	(10,682,231)	9,467,437	10,843,278
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 1 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 1 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 1 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 1 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 1 ($)	Total – Inclusion of Equity Values for PEO 1 ($)
2025	—	—	—	—	—	—
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Total – Inclusion of Equity Values for PEO 2 ($)
2025	0	30,361,905	0	394,531	0	30,756,436

Non-PEO NEO Average Total Compensation Amount	$ 12,058,072	$ 2,455,433	$ 5,304,906	$ 2,670,549	$ 2,820,131
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,843,278	5,025,954	6,787,965	(77,480)	6,185,153
Adjustment to Non-PEO NEO Compensation Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.
Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Stock Awards for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)
2025	3,722,935	—	30,756,436	34,479,371
2025	12,058,072	(10,682,231)	9,467,437	10,843,278
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	8,961,326	295,257	130,610	92,701	(12,458)	9,467,437

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and other NEOs for 2025 to Company performance. The measures in this table are not ranked and are described in our CD&A.
Adjusted EBITDA Operating Cash Flow Relative TSR Revenue

Total Shareholder Return Amount	$ 188.92	153.45	107.96	107.9	153.73
Peer Group Total Shareholder Return Amount	162.71	143.21	138.81	118.03	152.64
Net Income (Loss)	$ 30,000,000	$ (159,000,000)	$ (259,000,000)	$ 235,000,000	$ 298,000,000
Company Selected Measure Amount	1,318,600,000	1,001,200,000	1,238,700,000	864,800,000	800,700,000
PEO Name	James R. Anderson
Equity Awards Adjustments, Footnote
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 1 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 1 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 1 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 1 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 1 ($)	Total – Inclusion of Equity Values for PEO 1 ($)
2025	—	—	—	—	—	—
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Total – Inclusion of Equity Values for PEO 2 ($)
2025	0	30,361,905	0	394,531	0	30,756,436
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	8,961,326	295,257	130,610	92,701	(12,458)	9,467,437

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
5.
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2025. See discussion under “Annual Cash Incentive Programs” and “Primary Bonus Program (GRIP)” in our CD&A for an explanation of Adjusted EBITDA, and the Appendix for a reconciliation of this non-GAAP measure to its most directly comparable financial measure calculated and presented in accordance with GAAP. Adjusted EBITDA may not have been the most important financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Operating Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Revenue
Vincent D Mattera Jr [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 28,811,152	$ 15,435,656	$ 10,727,919	$ 10,459,536
PEO Actually Paid Compensation Amount		45,071,892	12,935,741	(616,749)	24,530,582
James R. Anderson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,722,935	101,497,009
PEO Actually Paid Compensation Amount	34,479,371	$ 108,396,274
PEO | Vincent D Mattera Jr [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Vincent D Mattera Jr [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Vincent D Mattera Jr [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Vincent D Mattera Jr [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Vincent D Mattera Jr [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Vincent D Mattera Jr [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Vincent D Mattera Jr [Member] | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | James R. Anderson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | James R. Anderson [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,756,436
PEO | James R. Anderson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | James R. Anderson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,361,905
PEO | James R. Anderson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | James R. Anderson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	394,531
PEO | James R. Anderson [Member] | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,682,231)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,467,437
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,961,326
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	295,257
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	130,610
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	92,701
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,458)